Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow from operating activities
Loss for the period	[1]	€ (28,632)	€ (37,427)	€ (56,395)
Non-cash adjustments
Intangibles—Amortization and impairment		169	66	8,038
Property, plant & equipment—Depreciation		1,619	1,048	966
Upfront payment settled in shares			(843)
Non-Cash expense for amendment of Celdara Medical and Dartmouth College agreements				10,620
Fair value adjustment on securities		(182)
Change in fair value of contingent consideration payable and other financial liabilities		(433)	5,604	(193)
Remeasurement of Recoverable Cash Advances (RCA's)		120	998	(5,356)
Grant income (RCA's and others)		(3,296)	(768)	(1,376)
Loss on disposal of property, plant and equipment		0
Share-based payment expense		2,775	3,595	2,569
Post-Employment benefits		267	(3)
Change in working capital
Trade receivables, other (non-)current receivables		(1,772)	(1,459)	(832)
Trade payables, other (non-)current liabilities		1,163	1,940	(2,482)
Net cash used in operations		(28,202)	(27,249)	(44,441)
Cash Flow from investing activities
Acquisition of Property, Plant & Equipment		(417)	(833)	(851)
Acquisitions of Intangible assets		(205)	(932)	(7)
Disposals of fixed assets		0	74
Proceeds from net investment in lease		230
Contingent liability pay-out				(5,107)
Acquisition of short term investments			(26,561)	(10,749)
Proceeds from short term investments		9,379	28,859	34,327
Net cash from/(used in) investing activities		8,987	607	17,613
Cash Flow from financing activities
Proceeds from bank borrowings			220
Repayments of bank borrowings		(281)	(246)	(207)
Proceeds from leases		0	730	542
Repayments of leases		(1,206)	(503)	(369)
Proceeds from issuance of shares and exercise of warrants		16,448	43,011	625
Proceeds from RCAs & other grants		3,571	1,187	1,376
Repayments of RCAs & other grants		(256)	(471)	(1,364)
Net cash from/(used in) financing activities		18,276	43,928	605
Net cash and cash equivalents at beginning of the period		40,542	23,253	48,357
Change in Cash and cash equivalents		(939)	17,286	(26,224)
Effects of exchange rate changes on cash and cash equivalents		(265)	3	1,120
Net cash and cash equivalents at the end of the period		€ 39,338	€ 40,542	€ 23,253

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.